Financial liabilities - Conditions and statement of liabilities (Details) € in Thousands, $ in Thousands		1 Months Ended				12 Months Ended			19 Months Ended
	Jan. 31, 2022 EUR (€)	Jul. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Jan. 31, 2022 EUR (€)	Jan. 31, 2022 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Jul. 31, 2023 EUR (€)	Jul. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Oct. 26, 2023 EUR (€)	Oct. 26, 2023 USD ($)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2022 USD ($)
Financial liabilities
Principal amount						€ 82,395	€ 57,825
Borrowings drawdowns						25,500	40,568	€ 1,772
Carrying amount						80,339	60,122
Bank overdrafts						0	998
Financial liabilities, at fair value						80,339	60,122
Bank Overdrafts Secured By Short-Term Deposits.						€ 0	2,376
Secured Bank Loans With Maturity Period 2022 To 27
Financial liabilities
Nominal interest rate (as a percent)						8.15%					8.15%
Principal amount | $											$ 40,691					$ 39,015
Carrying amount | $											39,880					41,312
Financial liabilities, at fair value | $											$ 39,880					$ 41,312
Interest rate						8.15%					8.15%
Bank overdrafts, one
Financial liabilities
Nominal interest rate (as a percent)						0.00%					0.00%
Principal amount							499
Carrying amount							499
Financial liabilities, at fair value							499
Interest rate						0.00%					0.00%
Bank overdrafts, two
Financial liabilities
Nominal interest rate (as a percent)						0.00%					0.00%
Principal amount							2,376
Carrying amount							2,376
Financial liabilities, at fair value							2,376
Interest rate						0.00%					0.00%
Bank overdrafts, three
Financial liabilities
Nominal interest rate (as a percent)						0.00%					0.00%
Principal amount							499
Carrying amount							499
Financial liabilities, at fair value							499
Interest rate						0.00%					0.00%
Lease liabilities
Financial liabilities
Principal amount						€ 14,577	15,436
Carrying amount						14,577	15,436
Financial liabilities, at fair value						€ 14,577	€ 15,436
Convertible Loan [Member]
Financial liabilities
Nominal interest rate (as a percent)						12.80%					12.80%
Principal amount | $											$ 27,127
Carrying amount | $											25,882
Financial liabilities, at fair value | $											$ 25,882
Interest rate						12.80%					12.80%
Minimum | Lease liabilities
Financial liabilities
Nominal interest rate at commencement of leases						2.10%	2.10%				2.10%					2.10%
Maximum | Lease liabilities
Financial liabilities
Nominal interest rate at commencement of leases						7.55%	7.55%				7.55%					7.55%
Overdraft facility
Financial liabilities
Short-term deposits, pledged as security						€ 500	€ 2,500
Second Overdraft facility
Financial liabilities
Short-term deposits, pledged as security							€ 500
Loan facility
Financial liabilities
Nominal interest rate (as a percent)	7.93%			7.93%													7.93%
Interest rate	7.93%			7.93%													7.93%
Transaction Cost						€ 1,403
Loan facility | Centogene GmbH, CentoSafe B.V, and Centogene US, LLC [Member]
Financial liabilities
Principal amount	€ 40,200			€ 40,200													$ 45,000
Loan facility | Centogene GmbH, CentoSafe B.V, and Centogene US, LLC [Member] | Diagnostic and pharmaceutical [Member]
Financial liabilities
Product Revenue As Part Of Covenants For Loan Facility									€ 44,300	$ 50,000
Loan facility first tranche
Financial liabilities
Nominal interest rate (as a percent)						11.36%					11.36%
Product Revenue As Part Of Covenants For Loan Facility				30,000
Interest rate						11.36%					11.36%
Borrowings interest rate	0.07%
Loan facility first tranche | Centogene GmbH, CentoSafe B.V, and Centogene US, LLC [Member]
Financial liabilities
Borrowings drawdowns				22,300	$ 25,000
Loan facility second tranche
Financial liabilities
Nominal interest rate (as a percent)						17.11%					17.11%
Product Revenue As Part Of Covenants For Loan Facility				€ 40,000
Interest rate						17.11%					17.11%
Borrowings interest rate	4.13%
Loan facility second tranche | Centogene GmbH, CentoSafe B.V, and Centogene US, LLC [Member]
Financial liabilities
Borrowings drawdowns		€ 18,600	$ 20,000
Security agreement
Financial liabilities
Loans Requirement | $															$ 5,000
Unrestricted Cash On Deposit														€ 9,100
Third amendment to loan and security agreement
Financial liabilities
Loans Requirement | $													$ 5,000
Unrestricted Cash On Deposit												€ 9,100
Transaction Cost						€ 645
Gains on change in fair value of liability						€ 491
Third amendment to loan and security agreement | Minimum
Financial liabilities
Nominal interest rate (as a percent)						6.15%					6.15%
Effective interest rate (as a percent)						11.38%					11.38%
Interest rate						6.15%					6.15%
Borrowings interest rate						8.00%
Third amendment to loan and security agreement | Maximum
Financial liabilities
Nominal interest rate (as a percent)						7.93%					7.93%
Effective interest rate (as a percent)						17.14%					17.14%
Interest rate						7.93%					7.93%
Borrowings interest rate						8.15%